NATIXIS FUNDS TRUST II

May 5, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II
(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Class A, B and C and Class Y Prospectuses and Statements of Additional Information for ASG Diversifying Strategies Fund, ASG Global Alternatives Fund, ASG Managed Futures Strategy Fund, Harris Associates Large Cap Value Fund, Loomis Sayles Absolute Strategies Fund, Loomis Sayles Multi-Asset Real Return Fund, Vaughan Nelson Value Opportunity Fund and Westpeak ActiveBeta® Equity Fund, each dated May 1, 2011, do not differ from those contained in Post-Effective Amendment No. 155 that was filed electronically on May 2, 2011.

If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary